Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 72,644,000	$ 56,991,000
Cost of goods sold
Total cost of goods sold	(79,689,000)	(53,457,000)
Selling, general and administration expense	(36,437,000)	(46,851,000)
Product development expense	(7,114,000)	(6,521,000)
Foreign exchange gain/(loss)	102,000	152,000
Total operating costs and expenses	(43,449,000)	(53,220,000)
Loss from operations	(50,494,000)	(49,686,000)
Other income (expense), net:
Finance costs	(15,471,000)	(11,581,000)
Transaction and offering related fees	0	(640,000)
Fair value movements – warrants and derivative	9,607,000	(6,282,000)
Other income	87,000	51,000
Total other expenses	(5,777,000)	(18,452,000)
(Loss) before income taxes	(56,271,000)	(68,138,000)
Income tax expense	0	0
Net (loss)	(56,271,000)	(68,138,000)
Net (loss) per common share
Net (loss) attributable to common shareholders	$ (56,271,000)	$ (68,137,947)
Basic – common shares	$ (0.37)	$ (0.63)
Diluted – common shares	$ (0.37)	$ (0.63)
Weighted average shares outstanding
Basic – common shares	153,454,231	99,915,539
Diluted – common shares	153,454,231	99,915,539
Comprehensive Loss
Net (loss)	$ (56,271,000)	$ (68,138,000)
Other income (loss) (net of tax)
Change in foreign currency translation adjustment	(435,000)	2,550,000
Total other comprehensive income (loss) (net of tax)	(435,000)	2,550,000
Total comprehensive (loss)	(56,706,000)	(65,588,000)
Service and maintenance revenue – external parties [Member]
Revenue
Total revenue	4,376,000	2,405,000
Service and maintenance - costs of goods sold [Member]
Cost of goods sold
Total cost of goods sold	(1,770,000)	(1,962,000)
Hardware revenue – external parties [Member]
Revenue
Total revenue	66,579,000	41,952,000
Hardware revenue – related parties [Member]
Revenue
Total revenue	1,588,000	12,629,000
Software revenue [Member]
Revenue
Total revenue	101,000	5,000
Hardware – cost of goods sold [Member]
Cost of goods sold
Total cost of goods sold	$ (77,919,000)	$ (51,495,000)
Legacy Tritium Class C Shares [Member]
Net (loss) per common share
Basic – common shares	$ 0	$ (0.63)
Diluted – common shares	$ 0	$ (0.63)
Weighted average shares outstanding
Basic – common shares	0	8,047,417
Diluted – common shares	0	8,047,417